CONDENSED BALANCE SHEETS	Dec. 31, 2019 USD ($)
Current Assets:
Cash	$ 6,591,128
Total Current Assets	6,591,128
Total Assets:	6,591,128
Current Liabilities:
Accrued expenses	32,000
Amount due to related parties	1,754,515
Total Current Liabilities	1,786,515
Total Liabilities	1,786,515
Stockholders' Equity:
Common Stock; $0.00 per share par value; 100,074,000 issued and outstanding at December 31, 2019
Additional Paid in Capital	220,020
Shares to be issued	5,000,000
Accumulated Deficit	(417,407)
Total Stockholders' Equity	4,804,613
Total Liabilities and Stockholders' Equity	$ 6,591,128